Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)		2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2021	Sep. 30, 2020 [1]	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net loss attributable to common unit holders						$ (112,296,000)	$ (48,039,000)	$ (170,408,000)	$ (98,770,000)
Loss from Operations						(28,273,000)	(16,515,000)	(29,469,000)	(17,281,000)
Interest expense						(8,899,000)	(7,247,000)	(10,037,000)	(2,960,000)
Change in fair value of derivative									1,918,000
Change in fair value of warrant liability						(61,184,000)	554,000	(97,604,000)
Other expenses, net						(69,000)	(181,000)	(188,000)	40,000
Revenue						743,000	463,000	569,000	164,000
Operating expenses:
Cost of goods sold (exclusive of depreciation and amortization)						11,668,000	5,233,000	7,770,000	5,687,000
Research and development						6,894,000	5,177,000	8,777,000	6,615,000
Selling, general and administrative						9,385,000	6,520,000	13,256,000	5,055,000
Depreciation and amortization						1,069,000	48,000	235,000	88,000
Total operating expenses						29,016,000	16,978,000	30,038,000	17,445,000
Other income (expense):
Loss before income taxes						(98,425,000)	(23,389,000)	(137,298,000)	(18,283,000)
Provision for income taxes						(40,000)	(25,000)	(38,000)	(19,000)
Net loss						(98,465,000)	(23,414,000)	(137,336,000)	(18,302,000)
Foreign currency translation adjustment						(19,000)	(18,000)	12,000	13,000
Comprehensive loss						(98,484,000)	(23,432,000)	(137,324,000)	(18,289,000)
Change in redemption value of preferred interest						$ (13,831,000)	$ (24,625,000)	$ (33,072,000)	$ (80,468,000)
Weighted average units outstanding – basic and diluted (in Shares)						20,526	15,978	16,853	15,742
Net loss attributable to common unit holder per unit – basic and diluted (in Dollars per share)						$ (5.47)	$ (3.01)	$ (10.11)	$ (6.27)
Spartacus Acquisition Shelf Corp. [Member]
Operating costs	$ 2,792		$ 84,583	$ 293,081
Net loss attributable to common unit holders	$ (2,792)		(84,583)	$ (293,081)
Spartacus Acquisition Corp [Member]
Operating costs		$ 1,873	861,880		$ 787,746	$ 3,535,191
Net loss attributable to common unit holders		(1,873)	(7,946,261)		(3,733,764)	(12,387,895)
Loss from Operations		(1,873)	(861,880)		(787,746)	(3,535,191)
Interest income					$ 28,982
Interest earned on cash and marketable securities held in Trust Account			3,119			47,296
Basic and diluted net income per share (in Dollars per share)
Change in fair value of warrant liability			(7,087,500)		$ (2,975,000)	(8,900,000)
Total other income (expense)			$ (7,084,381)		$ (2,946,018)	$ (8,852,704)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption (in Shares)			20,000,000		8,663,166	20,000,000
Basic and diluted net loss per share (in Dollars per share)			$ (0.32)		$ (0.57)	$ (0.5)
Basic and diluted weighted average shares outstanding, non-redeemable common stock (in Shares)		5,000,000	5,000,000		6,546,624	5,000,000
Other income (expense):
Provision for income taxes
Basic and diluted net loss per non-redeemable common share (in Dollars per share)		$ 0	$ (0.32)			$ (0.5)

[1]	Represents both quarter to date and year to date comparative amounts as the Company was formed on August 10, 2020.